4. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations Tables
Summary of assets and liabilities from discontinued operations

The Company has identified the assets and liabilities attributed to the media business.  Assets and liabilities as of December 31, 2013 attributed to the business are as follows:

Assets from discontinued operations
December 31,
2013
Accounts receivable, net	$98,374
Equipment, net	13,145
Total assets from discontinued operations	$111,519

Liabilities from discontinued operations
December 31,
2013
Accounts payable and accrued expenses	$180,178
Deferred revenue	521
Total liabilities from discontinued operations	$180,699

Income loss from discontinued operations

Income from discontinued operations

	Years Ended,
	December 31,	December 31,
	2014	2013
Revenues from discontinued operations	$-	$1,907,903
Cost of revenues	-	(1,727,534)
Selling, general and administrative expenses	-	(237,298)
Interest expense	-	(727)
Other expense	-	(286)
Gain on disposal of discontinued operations	1,230	-
Income from discontinued operations before taxes	1,230	(57,942)
Income tax expense	-	-
Income from discontinued operations	$1,230	$(57,942)